SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Number of Option, Beginning Balance	32,000	40,000
Weighted Average Exercise Price, Beginning Balance	$ 0.01	$ 0.01
Average Remaining Life	1 year 3 months 7 days	1 year 6 months 7 days	2 years 11 months 8 days
Number of Option, Issued
Number of Option, Cancelled	(8,000)	(8,000)
Number of Option, Exercised
Number of Option, Ending Balance	24,000	32,000	40,000
Weighted Average Exercise Price, Ending Balance	$ 0.01	$ 0.01	$ 0.01
Number of Option Exercisable, Ending Balance	24,000	32,000
Weighted Average Exercise Price Exercisable, Ending Balance	0.01	0.01
Average Remaining Life Exercisable, Ending Balance	1 year 3 months 7 days	1 year 6 months 7 days